Other reserves (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Balance at beginning of the period			$ 106	$ 455
Total other comprehensive income (expense) for the year	$ 16	$ (27)	11	(41)
Hedging Losses Transferred To Cost of Inventory			5	6
NOMOQ acquisition			(2)	(1)
Balance at end of the period	(22)	277	(22)	277
Other reserves
Balance at beginning of the period			(5,687)	(5,657)
Hedging losses transferred to cost of inventory				6
Total other comprehensive income (expense) for the year			5	(35)
Hedging Losses Transferred To Cost of Inventory			5	6
NOMOQ acquisition			(2)	(6)
NOMOQ put and call liability			(2)
Balance at end of the period	(5,679)	(5,692)	(5,679)	(5,692)
Foreign currency translation reserve
Balance at beginning of the period			(10)	(18)
Total other comprehensive income (expense) for the year				7
Balance at end of the period	(10)	(11)	(10)	(11)
Cash flow hedges reserve
Balance at beginning of the period			(23)	8
Hedging losses transferred to cost of inventory				6
Total other comprehensive income (expense) for the year			5	(42)
Hedging Losses Transferred To Cost of Inventory			5
Balance at end of the period	(13)	(28)	(13)	(28)
Other reserve
Balance at beginning of the period			(5,654)	(5,647)
NOMOQ acquisition				(6)
NOMOQ put and call liability			(2)
Balance at end of the period	$ (5,656)	$ (5,653)	$ (5,656)	$ (5,653)